Available-for-Sale Financial Investments - Summary of Details on Investment in Rocket (Detail) € / shares in Units, ₱ in Millions, € in Millions	12 Months Ended
	Dec. 31, 2017 PHP (₱)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2015 PHP (₱)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 PHP (₱)	Dec. 31, 2016 EUR (€) € / shares	Dec. 31, 2015 EUR (€) € / shares	Dec. 31, 2014 PHP (₱)	Aug. 31, 2014 PHP (₱)	Aug. 31, 2014 EUR (€)
Disclosure Of Financial Assets [Line Items]
Available-for-sale financial investments (Notes 6 and 11)	₱ 15,165	₱ 12,189		₱ 15,165		₱ 12,189
Unrealized gains (losses) from changes in fair value adjustments recognized during the year (Note 11)	2,826	(4,520)	₱ (13,258)
Recognized in profit or loss (in million pesos)	(540)	(5,381)	(5,124)
Cumulative impairment charges	8,258	11,042	9,690
Balance at end of the year	15,165	12,189
Rocket Internet S E [Member]
Disclosure Of Financial Assets [Line Items]
Available-for-sale financial investments (Notes 6 and 11)	12,848	10,058		12,848		10,058
Recognized in profit or loss (in million pesos)	(540)	(5,381)	(5,124)
Non-current financial assets available-for-sale				19,711		19,711				₱ 19,577	€ 333
Fair value adjustment in other comprehensive income	4,182	852
Cumulative impairment charges	(11,045)	(10,505)
Balance at end of the year	12,848	10,058
Rocket [Member] | Rocket Internet S E [Member]
Disclosure Of Financial Assets [Line Items]
Available-for-sale financial investments (Notes 6 and 11)	12,848	10,058	14,587	₱ 12,848	€ 213	₱ 10,058	€ 193	€ 285	₱ 27,855
Closing price per share at end of the year (in Euros) | € / shares					€ 21.13		€ 19.13	€ 28.24
Unrealized gains (losses) from changes in fair value adjustments recognized during the year (Note 11)	2,790	(4,529)	(13,268)
Recognized in profit or loss (in million pesos)	(540)	(5,381)	(5,124)
Recognized in other comprehensive income (in million pesos)	3,330	852	(8,144)
Balance at end of the year	₱ 12,848	₱ 10,058	₱ 14,587